Share-based Compensation - HUTCHMED Share Option Scheme (Details) - HUTCHMED Share Option Scheme	6 Months Ended
Jun. 30, 2025 shares
Share-based Compensation
Aggregate number of shares issuable	40,183,238
Number of shares authorized but unissued	627,888,530
Maximum
Share-based Compensation
Expiry period	10 years
Four-year awards
Share-based Compensation
Vesting period	4 years
Vesting percentage upon first anniversary	25.00%
Annual vesting percentage after the first anniversary	25.00%